Consolidated Statement of Changes in Equity - EUR (€) € in Thousands		Issued Capital	Capital Reserves	Fair Value Reserves	Accumulated Deficit	Total
Balance, beginning at Dec. 31, 2015		€ 333	€ 187,169		€ (120,228)	€ 67,274
Issue of common shares	[1]		6			6
Equity-settled share based payment awards			3,545			3,545
Issue of warrant note (loan Silicon Valley Bank)			142			142
Loss for the period					(32,216)	(32,216)
Balance, ending at Dec. 31, 2016		333	190,862		(152,444)	38,751
Issue of common shares		135	20,922			21,057
Equity-settled share based payment awards			1,943			1,943
Issue of warrant note (loan Silicon Valley Bank)			51			51
Loss for the period					(30,223)	(30,223)
Balance, ending at Dec. 31, 2017		468	213,778		(182,667)	31,579
Issue of common shares		156	23,171			23,327
Exercise of share based payment awards			71			71
Equity-settled share based payment awards			2,035			2,035
Loss for the period					(19,477)	(19,477)
Other comprehensive income				€ (4,731)		(4,731)
Balance, ending at Dec. 31, 2018		€ 624	€ 239,055	€ 2,594	€ (202,144)	€ 40,129

[1]	Issue of 3,341 shares